FAIR VALUE MEASUREMENT (Details)		12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2012 M2M business of Sagemcom USD ($)	Dec. 31, 2012 M2M business of Sagemcom EUR (€)	Jul. 23, 2012 M2M business of Sagemcom USD ($)	Jul. 23, 2012 M2M business of Sagemcom EUR (€)	Oct. 31, 2012 Old Revolving Facility USD ($)	Oct. 31, 2012 New revolving facility USD ($)	Dec. 31, 2012 Performance bonds item	Dec. 31, 2012 Performance bonds June 2014 EUR (€) item	Dec. 31, 2012 Performance bonds May 2013 USD ($)	Dec. 31, 2011 Performance bonds May 2013 USD ($)	Dec. 31, 2012 Letter of credit USD ($)
FAIR VALUE MEASUREMENT
Carrying value of short-term investments	$ 9,347,000
Notional amount of foreign currency forward exchange contracts				56,300,000	45,000,000
The acquisition of the M2M business of Sagemcom settled.		55,200,000	44,900,000
Realized loss		1,761,000
Maximum borrowing capacity						10,000,000	50,000,000					1,300,000
Number of bonds issued								3
Number of bonds held									2
Face amount of debt									€ 50,000	$ 176,000	$ 176,000